Shareholder Report, Holdings (Details) - Fidelity Telecom and Utilities Fund	Jan. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	46.30%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%